Share-based Compensation - Options granted (Details)		12 Months Ended
	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 $ / shares	Sep. 30, 2019 ¥ / shares	Jun. 30, 2019 ¥ / shares	Jun. 30, 2018 ¥ / shares
2016 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate (1)	2.75%	2.61%	3.29%
Dividend yield (2)	0.00%	0.00%	0.00%
Expected volatility (3)	49.10%	47.40%	35.40%
Year to maturity (4) | $ / shares	$ 0	$ 0.25	$ 1.25
Exercise Price (5) (RMB)				¥ 1.23	¥ 1.23	¥ 1.23
Fair value per ordinary share (6) (RMB)				2.43	3.13	1.55
Fair value per option (RMB)				1.20	1.91	0.45
2017 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate (1)	2.75%	2.61%	3.29%
Dividend yield (2)	0.00%	0.00%	0.00%
Expected volatility (3)	49.10%	47.40%	35.40%
Year to maturity (4) | $ / shares	$ 0	$ 0.25	$ 1.25
Exercise Price (5) (RMB)				1.35	1.35	1.35
Fair value per ordinary share (6) (RMB)				2.43	3.13	1.55
Fair value per option (RMB)				1.08	1.79	0.38
2018 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate (1)	2.75%	2.61%	3.29%
Dividend yield (2)	0.00%	0.00%	0.00%
Expected volatility (3)	49.10%	47.40%	35.40%
Year to maturity (4) | $ / shares	$ 0	$ 0.25	$ 1.25
Exercise Price (5) (RMB)				1.83	1.83	1.83
Fair value per ordinary share (6) (RMB)				2.43	3.13	1.55
Fair value per option (RMB)				0.60	¥ 1.32	¥ 0.17
2019 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate (1)	2.75%
Dividend yield (2)	0.00%
Expected volatility (3)	49.10%
Year to maturity (4) | $ / shares	$ 0
Exercise Price (5) (RMB)				0
Fair value per ordinary share (6) (RMB)				24.3
Fair value per option (RMB)				¥ 24.3